LIABILITIES AND DEBT - Convertible Promissory Note (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) D $ / shares	Aug. 27, 2021 USD ($)
Debt Instrument [Line Items]
Face value	$ 72,269	$ 72,269
Derivative liability at fair value	2,486,843	2,486,843
Unamortized debt discount	$ 263,958	$ 263,958
Oasis Note [Member]
Debt Instrument [Line Items]
Interest rate	6.00%	6.00%	6.00%
Face value	$ 5,265,000	$ 5,265,000	$ 5,265,000
Total purchase price			$ 5,000,000
Term of debt		18 months
Oasis Conversion Price | $ / shares	$ 3.601	$ 3.601
Percentage of average of two lowest VWAPs during the five consecutive trading day		90.00%
Number of lowest VWAPs during the five consecutive trading day period preceding the delivery of the notice of conversion | D		2
Number of consecutive trading days | D		5
Period when oasis capital is not permitted to submit conversion notices		30 days
Minimum conversion amount when oasis capital is not permitted to submit conversion notices	$ 500,000	$ 500,000
Maximum conversion price for entity to elect to pay applicable conversion amount in cash rather than issue shares of its common stock | $ / shares	$ 3.00	$ 3.00
Net proceeds, after the original issue discount and issuance costs		$ 4,550,000
Debt discount which will be amortized over the life of the note		715,000
Derivative liability at fair value	$ 1,858,887	1,858,887
Amortization of debt discount	102,772
Unamortized debt discount	2,471,615	2,471,615
Net balance after unamortized debt discount	2,793,385	$ 2,793,385
Interest expense	$ 26,325